Related party transactions (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Service fee earned as operators of joint venture	$ 1,892
Services Agreement [Member] | Joint ventures [member]
Statements [Line Items]
Fee and commission income	6,000
Service fee earned as operators of joint venture	1,900
Service fee income, gross	2,500
Payables on social security and taxes other than income tax	600
Receivables from taxes other than income tax	$ 2,300